Filed with the U.S. Securities and Exchange Commission on June 7, 2019
Securities Act File No. 002-17226
Investment Company Act File No. 811-00994

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 119	[x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 81	[x]

(Check appropriate box or boxes)

RMB INVESTORS TRUST
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 462-2392

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Name and Address of Agent for Service of Process)
Copies of Communications to:

Joseph M. Mannon
Vedder Price
222 North LaSalle Street
Chicago, Illinois 60601

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on June 24, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: June 24, 2019

Title of Securities Being Registered: Investor Class and Class I shares of RMB Small Cap Fund, RMB SMID Cap Fund, and RMB Dividend Growth Fund

Explanatory Note: This Post-Effective Amendment No. 119 to the Registration Statement of RMB Investors Trust (the “Trust”) is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose delaying until June 24, 2019 the effectiveness of the Registrant’s Post-Effective Amendment No. 116 filed on March 25, 2019, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on June 8, 2019.

This Post-Effective Amendment No. 119 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 116 to the Registrant’s Registration Statement, filed on March 25, 2019.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 119 to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 119 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 7th day of June, 2019.

RMB Investors Trust (Registrant) By: /s/ Walter H. Clark Walter H. Clark President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 119 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date
/s/ Walter H. Clark Walter H. Clark	President	June 7, 2019
/s/ Maher A. Harb Maher A. Harb	Chief Financial Officer and Treasurer	June 7, 2019
Peter Borish* Peter Borish	Trustee	June 7, 2019
William F. Connell* William F. Connell	Trustee	June 7, 2019
Margaret M. Eisen* Margaret M. Eisen	Trustee	June 7, 2019
Robert Sabelhaus* Robert Sabelhaus	Trustee	June 7, 2019
/s/ James M. Snyder James M. Snyder	Trustee	June 7, 2019
*By: /s/ Walter H. Clark		June 7, 2019

Walter H. Clark, Attorney-in-fact pursuant to powers of attorney incorporated by reference to post-effective amendment No. 109 (Accession No. 0001144204-17-023330) (filed on May 1, 2017).